Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance
The following table presents information as required under Item 402(v) of SEC Regulation S-K regarding the relationship for the five most recently completed fiscal years between the compensation of our NEOs – as reported in the Summary Compensation Table and adjusted to reflect “compensation actually paid” (“CAP”) as defined under SEC rules – and our performance relative to the identified metrics.
Our compensation philosophy and how we align executive compensation with our performance is described under “Compensation Discussion and Analysis.” The CAP amounts disclosed do not reflect the actual amount of compensation earned, realized, or received by our NEOs during the applicable fiscal year. The Compensation Committee did not consider the information provided in this section in making its compensation decisions for the years shown.

Fiscal Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(a)	Average Summary Compensation Table Total for Other NEOs ($)(b)	Average Compensation Actually Paid to Other NEOs ($)(a)(b)	Value of Initial Fixed $100 Investment Based on:		Net Income ($000s)(e)	AEPS ($)(f)
					Total Stockholder Return ($)(c)	Peer Group Total Stockholder Return ($)(d)
2025	$14,717,242	$(4,354,437)	$3,625,668	$(993,295)	$197.40	$232.34	$428,789	$6.16
2024	16,709,331	51,037,727	4,439,688	11,843,645	249.67	255.39	655,018	8.45
2023	15,689,055	43,713,700	4,483,491	10,469,248	155.12	176.92	590,177	7.18
2022	15,814,791	12,168,706	4,416,324	4,273,279	92.08	112.90	816,666	9.36
2021	14,366,518	25,125,414	4,556,264	7,144,468	115.18	133.37	564,746	6.14

Named Executive Officers, Footnote	Mr. Mezger served as our PEO for each fiscal year shown. Our other NEOs were as follows: Messrs. McGibney, Dillard, Praw, Woram and Kaminski for the
2025 fiscal year; Messrs. Kaminski, McGibney, Praw and Woram for the 2024, 2023 and 2022 fiscal years; and Messrs. Kaminski, McGibney, Praw, and
Matthew W. Mandino for the 2021 fiscal year.

Peer Group Issuers, Footnote	The peer group used in this disclosure is the Dow Jones US Home Construction Index, which is the same index used in the Stock Performance Graph in our
Annual Report. The amounts reported reflect the cumulative TSR of the Dow Jones US Home Construction Index for each of the last five fiscal years ended
November 30, 2025, assuming an investment of $100 on November 30, 2020, and the reinvestment of dividends.

PEO Total Compensation Amount	$ 14,717,242	$ 16,709,331	$ 15,689,055	$ 15,814,791	$ 14,366,518
PEO Actually Paid Compensation Amount	$ (4,354,437)	51,037,727	43,713,700	12,168,706	25,125,414
Adjustment To PEO Compensation, Footnote

	2025
	PEO	Average Other NEOs
Summary Compensation Table Total	$14,717,242	$3,625,668
Adjustments:
Grant date fair value of stock awards from Summary Compensation Table	(7,200,017)	(1,629,999)
Fair value at fiscal year end of outstanding and unvested equity awards granted in the fiscal year(1)	13,488,907	2,658,315
Change in fair value of outstanding and unvested equity awards granted in prior fiscal years(2)	(20,567,402)	(4,152,535)
Change in fair value as of the vesting date of equity awards granted in prior fiscal years that vested in the fiscal year(3)	(5,353,332)	(1,019,151)
Fair Value at prior fiscal year end of forfeited equity awards in the fiscal year (4)	—	(604,128)
Dividends paid on awards during the year before vesting	667,346	128,535
“Change in pension value and nonqualified deferred compensation earnings” from Summary Compensation Table	(434,464)	—
Service cost for pension plans	327,283	—
Compensation Actually Paid (as calculated per SEC rules)	$(4,354,437)	$(993,295)

Non-PEO NEO Average Total Compensation Amount	$ 3,625,668	4,439,688	4,483,491	4,416,324	4,556,264
Non-PEO NEO Average Compensation Actually Paid Amount	$ (993,295)	11,843,645	10,469,248	4,273,279	7,144,468
Adjustment to Non-PEO NEO Compensation Footnote

	2025
	PEO	Average Other NEOs
Summary Compensation Table Total	$14,717,242	$3,625,668
Adjustments:
Grant date fair value of stock awards from Summary Compensation Table	(7,200,017)	(1,629,999)
Fair value at fiscal year end of outstanding and unvested equity awards granted in the fiscal year(1)	13,488,907	2,658,315
Change in fair value of outstanding and unvested equity awards granted in prior fiscal years(2)	(20,567,402)	(4,152,535)
Change in fair value as of the vesting date of equity awards granted in prior fiscal years that vested in the fiscal year(3)	(5,353,332)	(1,019,151)
Fair Value at prior fiscal year end of forfeited equity awards in the fiscal year (4)	—	(604,128)
Dividends paid on awards during the year before vesting	667,346	128,535
“Change in pension value and nonqualified deferred compensation earnings” from Summary Compensation Table	(434,464)	—
Service cost for pension plans	327,283	—
Compensation Actually Paid (as calculated per SEC rules)	$(4,354,437)	$(993,295)

Compensation Actually Paid vs. Total Shareholder Return

CAP vs. Cumulative TSR

PEO	Average for other NEOs	KB Home	Dow Jones US Home Construction Index

Compensation Actually Paid vs. Net Income

CAP vs. Net Income

PEO	Average for other NEOs	Net Income

Compensation Actually Paid vs. Company Selected Measure

CAP vs. AEPS

PEO	Average for other NEOs	AEPS

Total Shareholder Return Vs Peer Group

KB Home and Peer Cumulative TSR Comparison

KB Home	Dow Jones US Home Construction Index

Tabular List, Table	Pay Versus Performance Tabular List
Below is a list of the most important financial performance measures we used to link CAP for our NEOs to our performance for the fiscal year ended November 30, 2025. Our use of these measures is discussed under “Compensation Discussion and Analysis.”
■AEPS (the company-selected measure);
■AROIC;
■Adjusted pretax income;
■Revenue growth, relative to our peer group;
■Strategic measures, to the extent they incorporate or reflect financial performance metrics.

Total Shareholder Return Amount	$ 197.40				115.18	$ 92.08	$ 155.12	$ 249.67
Peer Group Total Shareholder Return Amount					133.37	$ 112.90	$ 176.92	$ 255.39	$ 232.34
Net Income (Loss)	$ 428,789,000	$ 655,018,000	$ 590,177,000	$ 816,666,000	$ 564,746,000
Company Selected Measure Amount	6.16	8.45	7.18	9.36	6.14
PEO Name	Mr. Mezger	Mr. Mezger	Mr. Mezger	Mr. Mezger	Mr. Mezger
Measure:: 1
Pay vs Performance Disclosure
Name	AEPS
Measure:: 2
Pay vs Performance Disclosure
Name	AROIC
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted pretax income
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue growth, relative to our peer group
Measure:: 5
Pay vs Performance Disclosure
Name	Strategic measures, to the extent they incorporate or reflect financial performance metrics
PEO | Grant date fair value of stock awards from Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,200,017)
PEO | Fair value at fiscal year end of outstanding and unvested equity awards granted in the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,488,907
PEO | Change in fair value of outstanding and unvested equity awards granted in prior fiscal years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,567,402)
PEO | Change in fair value as of the vesting date of equity awards granted in prior fiscal years that vested in the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,353,332)
PEO | Fair Value at prior fiscal year end of forfeited equity awards in the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends paid on awards during the year before vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	667,346
PEO | “Change in pension value and nonqualified deferred compensation earnings” from Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(434,464)
PEO | Service cost for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	327,283
Non-PEO NEO | Grant date fair value of stock awards from Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,629,999)
Non-PEO NEO | Fair value at fiscal year end of outstanding and unvested equity awards granted in the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,658,315
Non-PEO NEO | Change in fair value of outstanding and unvested equity awards granted in prior fiscal years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,152,535)
Non-PEO NEO | Change in fair value as of the vesting date of equity awards granted in prior fiscal years that vested in the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,019,151)
Non-PEO NEO | Fair Value at prior fiscal year end of forfeited equity awards in the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(604,128)
Non-PEO NEO | Dividends paid on awards during the year before vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	128,535
Non-PEO NEO | “Change in pension value and nonqualified deferred compensation earnings” from Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Service cost for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0